Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	57,799,537	89,837,659	12,781,365
Allowance for credit losses related to accounts receivable	(19,102,954)	(22,371,073)	(3,182,773)
Total accounts receivable, net	38,696,583	67,466,586	9,598,592

Schedule of Allowance of Credit Losses

The movement of allowance of credit losses is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	10,196,104	19,102,954	2,717,812
Addition	13,678,040	3,446,953	490,404
Reversal	(4,764,444)	-	-
Write off	(6,746)	(178,834)	(25,443)
Ending balance	19,102,954	22,371,073	3,182,773